Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures (Details) (USD $)			12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2004 First Horizon National Corporation [Member] Subordinated Debentures Subject To Mandatory Redemption [Member]	Dec. 31, 2004 First Horizon National Corporation [Member] Subordinated Debentures Subject To Mandatory Redemption [Member] Capital Securities Series B [Member]	Jan. 31, 2011 First Tennessee Capital I [Member] Capital Securities Series A [Member]	Dec. 31, 2010 First Tennessee Capital I [Member] Capital Securities Series A [Member]	Dec. 31, 1996 First Tennessee Capital I [Member] Capital Securities Series A [Member]	Dec. 31, 2004 First Tennesee Capital II [Member] Capital Securities Series B [Member]
Debt Instrument [Line Items]
Par value capital securities sold							$ 100,000,000	$ 200,000,000
Interest rate of capital securities							8.07%	6.30%
Term borrowings	$ 2,226,482,000	$ 2,481,660,000		$ 206,000,000
Debt instrument interest rate			6.30%
Debt instrument maturity date			Apr. 15, 2034					Apr. 15, 2034
Redemption date					Jan. 01, 2011
Redemption notice date						Dec. 01, 2010